Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in projected benefit obligations:
Actuarial loss	$ 40.8	$ 38.6
Successor [Member]
Obligation and funded status
Accumulated benefit obligation	326.2	282.0
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	296.3
Fair value of assumed obligations at UCI Acquisition date	219.9	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2
Plan curtailment and settlements	(12.9)
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)
Projected benefit obligations at end of year	326.6	296.3
Change in plan assets:
Fair value of plan assets at beginning of year	190.2
Fair value of plan assets at UCI Acquisition date		181.7
Actual return on plan assets	27.0	4.9
Employer contributions	14.0	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)
Plan assets at end of year	219.9	190.2
Funded status, net	(106.7)	(106.1)
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(106.7)	(106.1)
Successor [Member] | Other long-term assets [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	0.3	0.3
Successor [Member] | Accrued expenses and other current liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(1.1)	(0.1)
Successor [Member] | Pension and other postretirement liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	$ (105.9)	$ (106.3)